INTELLECTUAL PROPERTY (Details Narrative 1) - Dec. 31, 2014 - USD ($)	Total
Goodwill and Intangible Assets Disclosure [Abstract]
Write off expense	$ 50,000
Ownership sold	50.00%
Common stock issued in exchange for ownership	$ 84,500
Ownership acquired in exchange for common stock	37.50%
Fitlife ownership of entity following transaction	100.00%
Implied value of IP	$ 220,000
Gain on transaction	$ 137,500